SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Continuity of interests	Continuity of interests
As described above, the company was established on June 21, 2021 by the partnership. As part of the BBUC reorganization, the partnership contributed the businesses and a related receivable to the company in exchange for $1,860 million of non-interest bearing demand promissory notes of the company, and approximately 7 million common shares of the company. The partnership directly and indirectly controlled the company prior to the BBUC reorganization and continues to control the company subsequent to the BBUC reorganization through its interests in the company. As a result of this continuing common control, there is insufficient substance to justify a change in the measurement of the company. In accordance with the company’s and the partnership’s accounting policy, the company has reflected the businesses in the consolidated statements of financial position and financial performance using the partnership’s carrying values prior to the BBUC reorganization.
To reflect this continuity of interests, these consolidated financial statements provide comparative information of the company for the periods prior to the BBUC reorganization, as previously reported by the partnership. The economic and accounting impact of contractual relationships created or modified in conjunction with the contribution of the businesses to the company have been reflected prospectively from the date of the contribution and have not been reflected in the results of operations or financial position of the company prior to the BBUC reorganization, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to the BBUC reorganization is presented based on the historical financial information for the company as previously reported by the partnership. For the period after the BBUC reorganization, the results are based on the actual results of the company, including the impact of contractual relationships created or modified in association with the contribution of the businesses to the company. As the partnership holds all of the common shares of the company, which is the only class of shares of the company presented as equity, net income and equity attributable to common equity have been allocated to the partnership prior to and after the BBUC reorganization.
“Reorganization” as shown in the consolidated statements of changes in equity represents the elimination of the businesses’ capital upon transfer of the businesses to the company, net of a deemed distribution representing the difference between the net assets of the businesses acquired and the consideration paid by the company. The total net effect of transactions with the parent company is reflected in the consolidated statements of cash flows as a financing activity.

Interests in other entities	Interests in other entities
(i)    Subsidiaries
These financial statements include the accounts of the company and subsidiaries over which the company has control. Subsidiaries are consolidated from the date of acquisition, being the date on which the company obtained control, and continue to be consolidated until the date when control is lost. The company controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in company capital in addition to changes in ownership interests. Total comprehensive income (loss) is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
All intercompany balances, transactions, revenues and expenses are eliminated in full.
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2021 and 2020:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of non-wholly-owned subsidiaries of the company:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Healthcare services operations	Healthscope Pty Ltd.	Australia	100%	100%	28%	28%
Infrastructure services
Nuclear technology services operations	Westinghouse Electric Company	United States	100%	100%	27%	27%
Industrials
Water and wastewater operations	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
(ii)    Associates and joint ventures
Associates are entities over which the company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The company accounts for associates and joint ventures using the equity method of accounting for equity accounted investments on the consolidated statements of financial position.
Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the investment’s underlying fair value, the company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the company’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture is included in the carrying amount of the investment.
Subsequent to initial recognition, the carrying value of the company’s interest in an associate or joint venture is adjusted for the company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for impairment at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2 (l).

Foreign currency translation	Foreign currency translation
The U.S. dollar is the functional and presentation currency of the company. Each of the company’s subsidiaries and equity accounted investments determines its own functional currency and items included in the financial statements of each subsidiary and equity accounted investment are measured using that functional currency. The company’s subsidiaries have functional currencies other than the U.S. dollar consisting of Australian dollars, Brazilian reais, and British pounds.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of equity.
On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.
Foreign currency denominated monetary assets and liabilities are translated using the exchange rate prevailing at the reporting date and non-monetary assets and liabilities are measured at their historic cost and translated at the exchange rate on the transaction date. Revenues and expenses are measured at average exchange rates during the period. Gains or losses on translation of these items are included in the consolidated statements of operating results.
Business combinations	Business combinations
Business acquisitions, in which control is acquired, are accounted for using the acquisition method in accordance with IFRS 3, Business Combinations (“IFRS 3”), other than those between entities under common control.
The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed, and equity instruments issued by the company in exchange for control of the acquiree. Transaction costs are recognized in the consolidated statements of operating results as incurred and included in other income (expense), net.
Where applicable, the consideration for each acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as liabilities will be recognized in the consolidated statements of operating results, whereas changes in the fair values of contingent consideration classified within equity are not subsequently remeasured.
Where a business combination is achieved in stages, the company’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date the company attains control. The resulting gain or loss, if any, is recognized in the consolidated statements of operating results. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income (loss) are reclassified to the consolidated statements of operating results, where such treatment would be appropriate if that interest were disposed of.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the acquisition occurs, the company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
The measurement period is the period from the date of acquisition to the date the company obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is a maximum of one year subsequent to the acquisition date.
If, after reassessment, the company’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree if any, the excess is recognized immediately in income as a bargain purchase gain.
Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, contingent liabilities and contingent assets (“IAS 37”), and the amount initially recognized less cumulative amortization recognized in accordance with IFRS 15, Revenue from contracts with customers (“IFRS 15”).

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, non-restricted deposits, and short-term investments with original maturities of three months or less.
Accounts and other receivable, net	Accounts and other receivable, net Accounts and other receivable, net include trade receivables, construction retentions and other unbilled receivables, which are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for credit losses.
Inventory, net	Inventory, net Inventory, net, is valued at the lower of cost and net realizable value. Cost is determined using specific identification where possible and practicable or using the first-in, first-out or weighted average method. Costs include direct and indirect expenditures incurred in bringing the inventory to its existing condition and location. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.
Related party transactions	Related party transactions In the normal course of operations, the company enters into various transactions on market terms with related parties, which have been measured at their exchange value and are recognized in the financial statements. Related party transactions are further described in Note 23.
Property, plant, equipment, or PP&E	Property, plant, equipment, or PP&E
PP&E, which includes right-of-use assets, is measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Depreciation on PP&E is calculated so as to write-off the net cost of each asset over its expected useful life to its estimated residual value. Buildings, machinery, equipment and vessels are depreciated over their expected useful lives on a straight-line basis. Right-of-use assets are depreciated over the period of the lease or estimated useful life, whichever is the shorter, on a straight-line basis. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.

Asset impairment	Asset impairmentAt each reporting date, the company assesses whether for assets, other than those measured at fair value with changes in fair value recorded in net income, there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. An impairment is recognized if the recoverable amount of the asset determined as the higher of the estimated fair value less costs of disposal or the value in use of the asset is less than its carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.
Intangible assets	Intangible assets Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair values at the acquisition date. The company’s intangible assets comprise primarily water and sewage concession rights, brand names, computer software, customer relationships, proprietary technology and product development costs.
Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less any accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets acquired separately. Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 40 years
Brand names	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Proprietary technology	Up to 20 years
Product development costs	Up to 5 years
Certain of the company’s intangible assets have an indefinite life, as described in Note 11, as there is no foreseeable limit to the period over which the asset is expected to generate cash flows. Indefinite life intangible assets are recorded at cost unless an impairment is identified which requires a write-down to its recoverable amount.
Indefinite life intangible assets are evaluated for impairment annually or more often if events or circumstances indicate there may be an impairment. Any impairment of the company’s indefinite life intangible assets is recorded in net income in the period in which the impairment is identified. Impairment losses on intangible assets may be subsequently reversed in net income.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statements of operating results when the asset is derecognized.

Goodwill	Goodwill
Goodwill represents the excess of the price paid for the acquisition of a business over the fair value of the identifiable assets and liabilities acquired. Goodwill is allocated to the cash-generating unit or units to which it relates. The company identifies cash-generating units as identifiable groups of assets whose cash inflows are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment on an annual basis or more often if events or circumstances indicate there may be an impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash-generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to impairment expense, net in the consolidated statements of operating results in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.
On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.

Revenue from contracts with customers	Revenue from contracts with customers
Construction services
The company’s construction services business provides end-to-end design and development solutions under contracts with its customers. The company recognizes revenues on these contracts over a period of time. The company uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
As work is performed, a contract asset in the form of contracts in progress is recognized, which is reclassified to accounts receivable when invoiced to the customer. If payment is received in advance of work being completed, a contract liability is recognized. Refer to Note 15 for further information on contracts in progress balances. There is not considered to be a significant financing component in construction contracts as the period between the recognition of revenues under the cost-to-cost method and when payment is received is typically less than one year.
IFRS 15 requires a highly probable criterion be met with regards to recognizing revenue arising from variable consideration resulting from contract modifications and claims. For variable consideration, revenues are only recognized to the extent that it is highly probable that a significant reversal in the amount of revenues recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Healthcare services
The fees and related costs for providing healthcare services are recognized over the time period in which the services are provided.
Nuclear technology services operations
Revenues from sales of products are recognized at a point in time when the product is shipped and control passes to the customer. Revenues from contracts to provide engineering, design or other services are recognized and reported over time based on an appropriate measure of progress over time. The company uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
IFRS 15 requires a highly probable criterion be met with regards to recognizing revenues arising from variable consideration and contract modification and claims. For variable consideration, revenues are only to be recognized to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Water and wastewater operations
Revenues from the provision of water and wastewater services are recognized over time as the provision of water and wastewater services are delivered. Revenues from the sale of industrial water is recognized when control of the product passes to the customer, which generally coincides with the time of billing.
Revenues from construction are determined and recognized using the percentage of completion method by means of the addition of the profit margin to the related costs incurred on an accrual basis.

Contract work in progress	Contract work in progress
The gross amount due from customers for contract work for all contracts in progress for which costs incurred plus recognized profits (less recognized losses) exceed progress billings, is generally presented as an asset. Progress billings not yet paid by customers and retentions are included in accounts and other receivable, net on the consolidated statements of financial position. The gross amounts due to customers for contract work for all contracts in progress for which progress billings exceed costs incurred plus recognized profits (less recognized losses) is generally presented as a liability in accounts payable and other.
Construction work in progress on construction contracts is stated at cost plus profit recognized to date calculated in accordance with performance obligations satisfied over time, including retentions payable and receivable, less a provision for foreseeable losses and progress payments received to date.

Financial instruments and hedge accounting	Financial instruments and hedge accounting
Classification and measurement
The table below summarizes the company’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the company
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
____________________________________
(1) Derivatives are classified and measured at FVTPL except those designated in hedging relationships.
The classification of financial instruments depends on the specific business model for managing the financial instruments and the contractual cash flow characteristics of the financial asset. The company maintains a portfolio of marketable securities comprising equity and debt securities. Marketable securities are recognized at fair value on their trade date. They are subsequently measured at fair value at each reporting date with the change in fair value recorded in either profit or loss (“FVTPL”) or other comprehensive income (“FVOCI”). For investments in debt instruments, subsequent measurement will depend on the business model for which the investments are held and the cash flow characteristics of the debt instruments.
At initial recognition, the company measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets measured at FVTPL are expensed in other income (expense), net in the consolidated statements of operating results.
Financial assets carried at amortized cost are measured based on their contractual cash flow characteristics and the business model for which they are held. Financial assets classified as amortized cost are recorded initially at fair value, then subsequently measured at amortized cost using the effective interest method, less any impairment.
Derivatives and hedging activities
The company selectively utilizes derivative financial instruments primarily to manage financial risks, including foreign exchange risks, interest rate risks and commodity price risks. Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
(i)Items classified as hedges
Net investment hedges
Realized and unrealized gains and losses on foreign exchange contracts and foreign currency debt that are designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at fair value with changes in fair value recorded in profit or loss or as a component of equity, as applicable.
Cash flow hedges
Unrealized gains and losses on commodity contracts designated as hedges of commodity price fluctuations are included in equity as a cash flow hedge when the commodity price risk relates to inputs to production of inventory. Upon settlement of the commodity contracts designated as cash flow hedges, the realized gains and losses are reclassified from equity into inventory as a basis adjustment. The impact of the commodity contracts designated as cash flow hedges is recognized in profit or loss when the inventory is sold.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.
Unrealized gains and losses on forward currency contracts designated as hedges of the company’s exposure to foreign currency risk in forecast transactions and firm commitments are included in equity as a cash flow hedge. The amounts accumulated in equity are accounted for, depending on the nature of the underlying hedged transaction. If the hedged transaction subsequently results in the recognition of a non-financial item, the amount accumulated in equity is removed from the separate component of equity and included in the initial cost or other carrying amount of the hedged asset or liability.
(ii)Items not classified as hedges
Derivative financial instruments that are not designated as hedges are recorded at fair value, and gains and losses arising from changes in fair value are recognized in net income in the period the changes occur. Realized and unrealized gains and losses on other derivatives not designated as hedges are recorded in other income (expense), net on the consolidated statements of operating results.

Interest income	Interest incomeInterest from interest-bearing assets and liabilities not measured at fair value through profit or loss is recognized as interest income using the effective interest method. The effective interest rate (“EIR”) is the rate that discounts expected future cash flows for the expected life of the financial instrument to its carrying value. The calculation takes into account the contractual interest rate, along with any fees or incremental costs that are directly attributable to the instrument and all other premiums or discounts.
Fair value measurement	Fair value measurementFair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 -	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 -	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.

Income taxes	Income taxes
Income tax expense represents the sum of the tax accrued in the period and deferred income tax.
(i)Current income taxes
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date.
(ii)Deferred income taxes
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and equity accounted investments, and interests in joint ventures, except where the company is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which the company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or the company intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.

Provisions	Provisions
Provisions are recognized when the company has a present obligation either legal or constructive as a result of a past event, it is probable that the company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are recorded within accounts payable and other in the consolidated statements of financial position with a corresponding expense recorded in other income (expense), net in the consolidated statements of operating results.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
(i)Provisions for defects
Provisions made for defects are based on a standard percentage charge of the aggregate contract value of completed construction projects and represents a provision for potential latent defects that generally manifest over a period of time following practical completion.
Claims against the company are also recorded as part of provisions for defects when it is probable that the company will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
(ii)Decommissioning liabilities
Certain of the company’s subsidiaries record decommissioning liabilities related to the requirement to remediate the property where operations are conducted.
The company recognizes a decommissioning liability in the period in which it has a present legal or constructive liability and a reasonable estimate of the amount can be made. Liabilities are measured based on current requirements, technology and price levels and the present value is calculated using amounts discounted over the useful economic lives of the assets. Amounts are discounted using a rate that reflects the risks specific to the liability. On a periodic basis, management reviews these estimates and changes, if any, will be applied prospectively. The fair value of the estimated decommissioning liability is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The liability amount is increased in each reporting period due to the passage of time, and the amount of accretion is charged to other income (expense), net in the period. Periodic revisions to the estimated timing of cash flows, to the original estimated undiscounted cost and to changes in the discount rate can also result in an increase or decrease to the decommissioning liability. Actual costs incurred upon settlement of the obligation are recorded against the decommissioning liability to the extent of the liability recorded.
(iii)Provisions for onerous contracts
Present obligations arising from onerous contracts are recognized as provisions in accounts payable and other, and measured at the present value of the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. An onerous contract is considered to exist where the company has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received.

Earnings per share	Earnings per shareEarnings per share have not been presented in the consolidated financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share.
Pensions and other post-employment benefits	Pensions and other post-employment benefits
Certain of the company’s subsidiaries offer post-employment benefits to their employees by way of a defined contribution plan. Payments to defined contribution pension plans are expensed as they fall due.
Certain of the company’s subsidiaries offer defined benefit plans. Defined benefit pension expense, which includes the current year’s service cost and net interest cost, is included in direct operating costs within the consolidated statements of operating results. For each defined benefit plan, the company recognizes the present value of its defined benefit obligations less the fair value of the plan assets, as a defined benefit asset or liability reported as other assets or accounts payable and other in the consolidated statements of financial position. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations.
The cost of pensions and other retirement benefits earned by employees is actuarially determined using the projected unit credit method (also known as the projected benefit method pro-rated on service) and management’s best estimate of salary escalation, retirement ages of employees and their expected future longevity.
For the purposes of calculating the expected return on plan assets, the plan assets are measured at fair value.
The company recognizes actuarial gains and losses in other comprehensive income (loss) in the period in which those gains and losses occur.
Assets held for sale	Assets held for sale
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are classified as current. Once classified as held for sale, neither of property, plant and equipment and intangible assets are depreciated or amortized.

Segments	SegmentsThe company’s operating segments are components of the business for which discrete financial information is reviewed regularly by the Chief Operating Decision Maker (the “CODM”) to assess performance and make decisions regarding resource allocation. The company has assessed the CODM to be the Chief Executive Officer and Chief Financial Officer. The company’s operating segments are business services, infrastructure services and industrials.
Leases	LeasesThe company accounts for leases under IFRS 16, Leases (“IFRS 16”). When the company is a lessee, the company assesses whether a contract is, or contains, a lease at inception of the contract and recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the future lease payments, discounted using the interest rate implicit in the lease, if that rate can be determined, or otherwise the incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed lease payments, including in-substance fixed payments, less any lease incentives; (ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; (iii) the amount expected to be payable by the lessee under residual value guarantees; (iv) the exercise price of purchase options, if it is reasonably certain that the option will be exercised; and (v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The company remeasures lease liabilities and makes a corresponding adjustment to the related right-of-use asset when: (i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; (ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or (iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right-of-use asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date and any initial direct costs. The right-of-use asset is subsequently measured at cost less accumulated depreciation and impairment losses. It is depreciated over the shorter period of the lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts on the commencement date of the lease. The company applies IAS 36, Impairment of Assets, to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the asset impairment policy in Note 2 (l).
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are recorded in direct operating costs on the consolidated statements of operating results.
When the company is a lessor, a lease is classified as either a finance or operating lease on commencement of the lease contract. If the contract represents a finance lease in which the risk and rewards of ownership have transferred to the lessee, the company recognizes a finance lease receivable at an amount equal to the net investment in the lease discounted using the interest rate implicit in the lease. Subsequently, finance income is recognized at a constant rate on the net investment of the finance lease. Lease payments received from operating leases are recognized into income on a straight-line or other systematic basis.

Government assistance	Government assistanceThe company applies IAS 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”) to account for government grants and other government assistance received by its subsidiaries. Government grants are recognized when there is reasonable assurance that the assistance will be received and the company will comply with all relevant conditions. The company recognizes government grants in the consolidated statements of operating results on a systematic basis over the periods in which the company recognizes expenses for which the grants were provided.
Critical accounting judgments and key sources of estimation uncertainty	Critical accounting judgments and key sources of estimation uncertainty The preparation of the company’s financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments made by management and utilized in the normal course of preparing the company’s financial statements are outlined below.
(i)Business combinations
The company accounts for business combinations using the acquisition method of accounting. The allocation of fair values to assets acquired and liabilities assumed through an acquisition requires numerous estimates that affect the valuation of certain assets and liabilities acquired including discount rates, operating costs, revenue estimates, commodity prices, future capital costs and other factors. The determination of the fair values may remain provisional for up to 12 months from the date of acquisition due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as of the reporting date, this is disclosed in the financial statements, including observations on the estimates and judgments made as of the reporting date.
(ii)Determination of control
The company consolidates an investee when it controls the investee, with control existing if, and only if, the company has power over the investee; exposure, or rights, to variable returns from involvement with the investee; and the ability to use that power over the investee to affect the amount of the company’s returns.
In determining if the company has power over an investee, judgments are made when identifying which activities of the investee are relevant in significantly affecting returns of the investee and the extent of existing rights that give the company the current ability to direct the relevant activities of the investee. Judgments are made as to the amount of potential voting rights that provide voting powers, the existence of contractual relationships that provide voting power, and the ability for the company to appoint directors. The company enters into voting agreements which provide it the ability to contractually direct the relevant activities of the investee (formally referred to as “power” within IFRS 10, Consolidated financial statements (“IFRS 10”)). In assessing if the company has exposure, or rights, to variable returns from involvement with the investee, judgments are made concerning whether returns from an investee are variable and how variable those returns are on the basis of the substance of the arrangement, the magnitude of those returns and the magnitude of those returns relative to others, particularly in circumstances where the company’s voting interest differs from the ownership interest in an investee. In determining if the company has the ability to use its power over the investee to affect the amount of its returns, judgments are made when the company is an investor as to whether the company is a principal or agent and whether another entity with decision making rights is acting as the company’s agent. If it is determined that the company is acting as an agent, as opposed to a principal, the company does not control the investee.
(iii)Common control transactions
IFRS 3 does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the company has developed an accounting policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The company’s policy is to record assets and liabilities recognized as a result of transactions between entities under common control at the carrying values in the transferor’s financial statements.
(iv)Indicators of impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the company’s assets, including the determination of the company’s ability to hold financial assets, the estimation of a cash-generating unit’s future revenues and direct costs, the determination of discount rates, and when an asset’s or cash-generating unit’s carrying value is above its fair value less costs of disposal or value in use.
(v)Revenue recognition
Judgment is applied where certain of the company’s subsidiaries use the cost-to-cost method to account for their contract revenue. The stage of completion is measured by reference to actual costs incurred to date as a percentage of estimated total costs for each contract. Significant assumptions are required to estimate the total contract costs and the recoverable variation works that affect the stage of completion and the contract revenue, respectively. In making these estimates, management has relied on past experience or the work of experts, where necessary.
(vi)Financial instruments
Judgments inherent in accounting policies relating to derivative financial instruments relate to applying the criteria to the assessment of the effectiveness of hedging relationships. Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the creditworthiness of the company relative to its counterparties; the credit risk of the company’s counterparties; estimated future cash flows; discount rates and volatility utilized in option valuations.
(vii)Decommissioning liabilities
Decommissioning costs will be incurred at the end of the operating life of some of the licensed nuclear facilities serviced by the company. These obligations are typically many years in the future and require judgment to estimate. The estimate of decommissioning costs can vary in response to many factors including changes in relevant legal, regulatory, and environmental requirements, the emergence of new restoration techniques or experience at other production sites. Inherent in the calculations of these costs are assumptions and estimates including the ultimate settlement amounts, inflation factors, discount rates, and timing of settlements.
(viii)Uncertainty of income tax treatments
The company applies IFRIC 23, Uncertainty over Income Tax Treatments (“IFRIC 23”). The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.
(ix)Other
Other estimates and assumptions utilized in the preparation of the company’s financial statements are: the assessment or determination of recoverable amounts; depreciation and amortization rates and useful lives; estimation of recoverable amounts of assets and cash-generating units for impairment assessment of long-lived assets and goodwill, respectively; and ability to utilize tax losses and other tax measurements.
Other critical judgments include the determination of functional currency.

Future changes in accounting policies	Future changes in accounting policies
(i)    Amendments to IAS 1 - Presentation of financial statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2023. The company is currently assessing the impact of these amendments.
(ii)    Amendments to IAS 12 - Income taxes (“IAS 12”)
The amendments clarify that the initial recognition exception does not apply to the initial recognition of leases and decommissioning obligations. The amendments to IAS 12 apply to annual reporting periods beginning on or after January 1, 2023. The company is currently assessing the impact of these amendments.
(iii)    Amendments to IAS 37
These amendments specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. Instead, the entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.
The amendments are effective for annual periods beginning on or after January 1, 2022, with early application permitted. The company is currently assessing the impact of these amendments.
(iv)    Amendments to IFRS 10 and IAS 28 - Investments in associates and joint ventures (“IAS 28”)
The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture. The company is currently assessing the impact of these amendments.
(v)    Amendments to IFRS 3 - Business combinations - Reference to conceptual framework
The amendments add an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21, Levies (“IFRIC 21”), if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. At the same time, the amendments add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date. The amendments apply to annual reporting periods beginning on or after January 1, 2022. The company is currently assessing the impact of these amendments.
(vi)    IFRS 9 - Fees in the ‘10 per cent’ test for derecognition of financial liabilities
The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022. The company is currently assessing the impact of the amendment.
There are currently no other future changes to IFRS with potential impacts on the company.

New accounting policies	New accounting policies
The company has applied certain new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2021.
(i)    IFRS 9, IAS 39, IFRS 7 and IFRS 16 amendments for IBOR reform
It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR, Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace EURIBOR effective for June 30, 2023 for those tenors used by the partnership, but effective December 31, 2021. The company is progressing through its transition plan to address the impact and effect required changes as a result of amendments to the contractual terms of US$ LIBOR referenced floating-rate borrowings, interest rate swaps, interest rate caps and to update hedge designations.
The amendments provide temporary relief which address the financial reporting effects when an interbank offered rate (“IBOR”) is replaced with an alternative nearly risk-free interest rate (“RFR”).
The amendments include the following practical expedients:
•To require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest;
•Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued; and
•Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.
These amendments had no impact on the consolidated financial statements of the company. The company intends to use the practical expedients in future periods when they become applicable.